Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	14,798,216	14,192,851
Stated value	$ 68,530	$ 59,082
Telesat Public Shares [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	14,685,375	14,080,010
Stated value	$ 62,190	$ 52,742
Class C Shares [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	112,841	112,841
Stated value	$ 6,340	$ 6,340